Equity share capital - Summary of Cash Flow Hedge Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Costs of hedging deferred and recognised in OCI	$ 0	$ 3	[1]	$ 2
Reclassified from OCI to profit or loss - included in financial expenses	28	(43)	[1]	96
Deferred tax	0	2		(7)
Reserve of Cash Flow Hedges [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance		5		(24)
Costs of hedging deferred and recognised in OCI		3		2
Change in fair value of currency swaps recognised in OCI	(30)	33		(62)
Reclassified from OCI to profit or loss - included in financial expenses	28	(43)		96
Deferred tax		2		(7)
Reserve Of Cash flow Hedges Ending Balance	(2)			5
Reserve of Cash Flow Hedges [member] | Cash flow hedge reserves [Member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	8	16		(11)
Change in fair value of currency swaps recognised in OCI	(30)	33		(62)
Reclassified from OCI to profit or loss - included in financial expenses	28	(43)		96
Deferred tax		2		(7)
Reserve Of Cash flow Hedges Ending Balance	6	8		16
Reserve of Cash Flow Hedges [member] | Costs of hedging reserve [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	(8)	(11)		(13)
Costs of hedging deferred and recognised in OCI		3		2
Reserve Of Cash flow Hedges Ending Balance	$ (8)	$ (8)		$ (11)

[1]	In 2023, gains/(losses) on net investment hedges have been presented on a separate line. The 2022 amount was previously presented within ‘Exchange (losses)/gains on retranslation of foreign operations’.